Net Loss per Share - Basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders, basic	$ (18,499)	$ (9,712)
Net loss attributable to common stockholders diluted	$ (18,499)	$ (9,712)
Denominator:
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, basic	17,386,008	11,946,614
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, diluted	17,386,008	11,946,614
Net loss per share attributable to common stockholders, basic	$ (1.06)	$ (0.81)
Net loss per share attributable to common stockholders, diluted	$ (1.06)	$ (0.81)